Shareholder Fees - FidelityRealEstateIndexFund-PRO	Sep. 29, 2022 USD ($)
FidelityRealEstateIndexFund-PRO | Fidelity Real Estate Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none